Consolidated Statements of Earnings - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Consolidated Statements of Earnings [Abstract]
Sales (note 22)		$ 286,890	$ 269,546	$ 243,301
Cost of sales	[1]	118,677	105,004	94,329
Selling and administrative		98,646	98,794	86,256
Net research and development		50,553	57,154	47,168
Depreciation of property, plant and equipment		5,469	5,444	3,902
Amortization of intangible assets		9,012	10,327	3,289
Change in fair value of cash contingent consideration		0	(670)	(383)
Interest and other expense		718	1,378	303
Foreign exchange (gain) loss		949	(1,309)	978
Share in net loss of an associate (note 3)		0	2,080	0
Gain on deemed disposal of the investment in an associate (note 3)		0	(2,080)	0
Earnings (loss) before income taxes		2,866	(6,576)	7,459
Income taxes (note 20)		5,346	5,678	6,608
Net earnings (loss) for the year		(2,480)	(12,254)	851
Net loss for the year attributable to non-controlling interest		0	(352)	0
Net earnings (loss) for the year attributable to parent interest		$ (2,480)	$ (11,902)	$ 851
Basic and diluted net earnings (loss) attributable to parent interest per share (in dollars per share)		$ (0.04)	$ (0.22)	$ 0.02
Basic weighted average number of shares outstanding (in shares)		55,325	54,998	54,423
Diluted weighted average number of shares outstanding (note 21) (in shares)		55,325	54,998	55,555

[1]	The cost of sales is exclusive of depreciation and amortization, shown separately.